12. INCOME TAXES	12 Months Ended
Sep. 30, 2018
Notes
12. INCOME TAXES

12.  INCOME TAXES

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2018	2017

Loss before income taxes	$(826,840)	$(1,283,440)

Expected income tax recovery	$(247,000)	$(306,000)
Permanent differences	19,000	-
Share issue costs	(14,000)	(16,000)
Change in unrecognized deductible temporary differences	242,000	322,000
Total deferred income tax (recovery) expense	$-	$-

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	2018	Expiry Date Range	2017	Expiry Date Range
Temporary Differences	$		$
Exploration and evaluation assets	2,962,000	No expiry date	3,916,000	No expiry date
Property and equipment	53,000	No expiry date	117,000	No expiry date
Share issue costs	111,000	2039 to 2042	112,000	2038 to 2041
Allowable capital losses	3,221,000	No expiry date	1,591,000	No expiry date
Non-capital losses available for future periods	15,614,000	2019 to 2038	14,448,000	2018 to 2037

Expenditures related to the use of flow-through share proceeds are included in exploration costs but are not available as a tax deduction to the Company as the tax benefits of these expenditures are renounced to the investors. At September 30, 2018, the Company has an obligation for future flow-through expenditures of $2,239 (2017: $Nil).

Tax attributes are subject to review, and potential adjustment, by tax authorities.